Business Restructuring Charges - Schedule of Activity Related to Business Restructuring and Facility Rationalization (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	$ 14.1	$ 20.0
Assumed Liability Actavis Group	20.6
Charged to Expense	47.3	16.1	45.1
Cash Payments	(15.2)	(16.9)
Non-cash Adjustments	(1.7)	(5.1)
Accrual, ending balance	65.1	14.1	20.0
Severance and retention [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	7.9	12.9
Assumed Liability Actavis Group	1.0
Charged to Expense	7.9	1.1
Cash Payments	(0.6)	(6.1)
Non-cash Adjustments	(1.3)
Accrual, ending balance	14.9	7.9
Product transfer costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	0.3	1.4
Charged to Expense	4.7	3.2
Cash Payments	(4.5)	(4.3)
Accrual, ending balance	0.5	0.3
Facility decommission costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	1.2	1.6
Assumed Liability Actavis Group	6.2
Charged to Expense	0.8	1.1
Cash Payments	(0.7)	(1.5)
Non-cash Adjustments	(0.2)
Accrual, ending balance	7.3	1.2
Accelerated depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance
Charged to Expense	0.3	3.8
Non-cash Adjustments	(0.3)	(3.8)
Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	3.8	3.1
Assumed Liability Actavis Group	1.4
Charged to Expense	1.1	3.9
Cash Payments	(2.9)	(3.2)
Accrual, ending balance	3.4	3.8
Accelerated depreciation - R&D [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance
Charged to Expense	0.2	1.0
Non-cash Adjustments	(0.2)	(1.0)
Selling, general and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	0.9	1.0
Assumed Liability Actavis Group	12.0
Charged to Expense	32.3	1.7
Cash Payments	(6.5)	(1.8)
Non-cash Adjustments	0.3
Accrual, ending balance	39.0	0.9
Accelerated depreciation - S,G&A [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance
Charged to Expense		0.3
Non-cash Adjustments		(0.3)
Cost of sales [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	9.4	15.9
Assumed Liability Actavis Group	7.2
Charged to Expense	13.7	9.2
Cash Payments	(5.8)	(11.9)
Non-cash Adjustments	(1.8)	(3.8)
Accrual, ending balance	22.7	9.4
Operating expenses [Member]
Restructuring Cost and Reserve [Line Items]
Accrual, beginning balance	4.7	4.1
Assumed Liability Actavis Group	13.4
Charged to Expense	33.6	6.9
Cash Payments	(9.4)	(5.0)
Non-cash Adjustments	0.1	(1.3)
Accrual, ending balance	$ 42.4	$ 4.7